Other non-current liabilities and employee future benefits - Schedule of Other Non-Current Liabilities and Employee Future Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Other non-current liabilities	$ 2,733	$ 2,580
Net other post-retirement benefit plan liability	86	98
Other non-current liabilities and employee future benefits	$ 2,819	$ 2,678